Investment Securities	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
Investment Securities
Investment Securities
The following tables summarize FHN’s investment securities on December 31, 2018 and 2017:

	December 31, 2018
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
U.S. treasuries	$100	$—	$(2)	$98
Government agency issued mortgage-backed securities (“MBS”)	2,473,687	4,819	(58,400)	2,420,106
Government agency issued collateralized mortgage obligations (“CMO”)	2,006,488	888	(48,681)	1,958,695
Other U.S. government agencies	149,050	809	(73)	149,786
Corporates and other debt	55,383	388	(461)	55,310
State and municipalities	32,473	314	(214)	32,573
	$4,717,181	$7,218	$(107,831)	4,616,568
AFS securities recorded at fair value through earnings:
SBA-interest only strips (a)				9,902
Total securities available-for-sale (b)				$4,626,470
Securities held-to-maturity:
Corporates and other debt	$10,000	$—	$(157)	$9,843
Total securities held-to-maturity	$10,000	$—	$(157)	$9,843

(a)	SBA-interest only strips are recorded at elected fair value. See Note 24 - Fair Value of Assets and Liabilities for additional information.

(b)	Includes $3.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

	December 31, 2017
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
U.S. treasuries	$100	$—	$(1)	$99
Government agency issued MBS	2,580,442	10,538	(13,604)	2,577,376
Government agency issued CMO	2,302,439	1,691	(34,272)	2,269,858
Corporates and other debt	55,799	23	(40)	55,782
Equity and other (a)	265,863	7	—	265,870
	$5,204,643	$12,259	$(47,917)	5,168,985
AFS securities recorded at fair value through earnings:
SBA-interest only strips (b)				1,270
Total securities available-for-sale (c)				$5,170,255
Securities held-to-maturity:
Corporates and other debt	$10,000	$—	$(99)	$9,901
Total securities held-to-maturity	$10,000	$—	$(99)	$9,901

(a)
Includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $134.6 million. The remainder is money market, mutual funds, and cost method investments. Equity investments were reclassified to Other assets upon adoption of ASU 2016-01 on January 1, 2018.

(b)	SBA-interest only strips are recorded at elected fair value. See Note 24 - Fair Value of Assets and Liabilities for additional information.

(c)	Includes $4.0 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.

The amortized cost and fair value by contractual maturity for the available-for-sale and held-to-maturity debt securities portfolios on December 31, 2018 are provided below:

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Within 1 year	$—	$—	$15,125	$15,008
After 1 year; within 5 years	—	—	189,408	190,217
After 5 years; within 10 years	10,000	9,843	755	3,445
After 10 years	—	—	31,718	38,999
Subtotal	10,000	9,843	237,006	247,669
Government agency issued MBS and CMO (a)	—	—	4,480,175	4,378,801
Total	$10,000	$9,843	$4,717,181	$4,626,470

(a)	Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
The table below provides information on gross gains and gross losses from debt investment securities for the years ended December 31: Equity securities are included for periods prior to 2018.

	Available-for-Sale
(Dollars in thousands)	2018	2017	2016
Gross gains on sales of securities	$52	$2,514	$5,754
Gross (losses) on sales of securities	—	(1,922)	(4,213)
Net gain/(loss) on sales of securities (a) (b)	52	592	1,541
OTTI recorded (c)	—	—	(200)
Total securities gain/(loss), net	$52	$592	$1,341

(a)
Cash proceeds from the sale of available-for-sale securities during 2018 were not material. Cash proceeds from sales during 2017 and 2016 were $937.0 million and $444.2 million, respectively. 2016 includes a $1.5 million net gain from exchanges of approximately $736 million of AFS debt securities.

(b)	2017 includes a $.4 million gain associated with the call of a $4.4 million held-to-maturity municipal bond.

(c)	OTTI recorded is related to equity securities.

The following tables provide information on investments within the available-for-sale portfolio that had unrealized losses as of December 31, 2018 and 2017:

	As of December 31, 2018
	Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. treasuries	$—	$—	$98	$(2)	$98	$(2)
Government agency issued MBS	597,008	(12,335)	1,537,106	(46,065)	2,134,114	(58,400)
Government agency issued CMO	290,863	(2,860)	1,560,420	(45,821)	1,851,283	(48,681)
Other U.S. government agencies	29,776	(73)	—	—	29,776	(73)
Corporates and other debt	25,114	(344)	15,008	(117)	40,122	(461)
States and municipalities	17,292	(214)	—	—	17,292	(214)
Total temporarily impaired securities	$960,053	$(15,826)	$3,112,632	$(92,005)	$4,072,685	$(107,831)

	As of December 31, 2017
	Less than 12 months		12 months or longer		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. treasuries	$99	$(1)	$—	$—	$99	$(1)
Government agency issued MBS	1,455,476	(4,738)	331,900	(8,866)	1,787,376	(13,604)
Government agency issued CMO	1,043,987	(7,464)	832,173	(26,808)	1,876,160	(34,272)
Corporates and other debt	15,294	(40)	—	—	15,294	(40)
Total temporarily impaired securities	$2,514,856	$(12,243)	$1,164,073	$(35,674)	$3,678,929	$(47,917)

FHN has reviewed debt investment securities that were in unrealized loss positions in accordance with its accounting policy for OTTI and does not consider them other-than-temporarily impaired. For debt securities with unrealized losses, FHN does not intend to sell them and it is more-likely-than-not that FHN will not be required to sell them prior to recovery. The decline in value is primarily attributable to changes in interest rates and not credit losses.
The carrying amount of equity investments without a readily determinable fair value was $21.3 million and $16.3 million at December 31, 2018 and January 1, 2018, respectively. The year-to-date 2018 gross amounts of upward and downward valuation adjustments were not significant.
Unrealized losses of $1.5 million were recognized during 2018 for equity investments with readily determinable fair values.
In third quarter 2018 FHN sold its remaining holdings of Visa Class B Shares resulting in a pre-tax gain of $212.9 million recognized within the Corporate segment. See the Visa Matters section of Note 17 - Contingencies and Other Disclosures and Other Derivatives section of Note 22 - Derivatives for more information regarding FHN’s Visa shares.